CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenues
Revenue	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0
Gross Profit	0	0	0
Operating Expenses
Commissions & Consulting Fees	4,800	9,000	316,800
General & Administrative Costs	342,469	339,524	9,503,416
Mining Property Costs	847,496	591,926	2,519,847
Depreciation Expense	99,160	98,673	258,393
Impairment Expense	0	5,341	145,995
Accretion Expense	574	513	1,330
Professional Services	117,712	79,714	368,144
Total Operating Expenses	1,412,211	1,124,691	13,113,925
Net Operating Loss	(1,412,211)	(1,124,691)	(13,113,925)
Other Income (Expenses)
Gain on Mineral Claim Sales	243,499	4,500	471,243
Other Income from Mineral Claims	0	32,500	309,649
Interest Income	543	831	2,015
Interest Expense	(754,250)	(644,773)	(1,661,209)
Gain/Loss on Derivative Liability	(52,581)	(386,833)	(439,414)
Loss on Conversion of Debt	0	0	(137,000)
Loss on Equity Modification	(85,399)	0	(85,399)
Bad Debt (Expense) / Recovery	0	982	(47,185)
Loss on Settlement	0	0	(62,095)
Other Expense	0	(2,222)	(2,222)
Other Income	1,094	0	1,094
Realized Gain (Loss) on Investment	0	0	(97,109)
Net Other Income (Expenses)	(647,094)	(995,015)	(1,747,632)
Loss From Continuing Operations	(2,059,305)	(2,119,706)	(14,861,557)
Loss From Discontinued Operations	0	0	(673,596)
Net Loss	(2,059,305)	(2,119,706)	(15,535,153)
Accretion of Discount on Redeemable Common Stock	(52,346)	(29,516)	(81,862)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	974
Interest on Redeemable Common Stock	(50,922)	(22,701)	(73,870)
Net Loss Attributable to Common Shareholders	(2,162,573)	(2,171,923)	(15,689,911)
Unrealized (Loss)/Gain on Available For Sale Securities	9,950	(12,500)	(2,550)
Total Comprehensive Loss	$ (2,152,623)	$ (2,184,423)	$ (15,692,461)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	114,375,322	99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)	$ (0.02)	$ (0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	114,375,322	99,799,411
Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.02)	$ (0.02)